Annual Total Returns - Parametric Dividend Income Fund	Feb. 28, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Investor Class
Bar Chart Table:
2015	(0.68%)
2016	19.33%
2017	15.47%
2018	(7.62%)
2019	21.64%
2020	1.11%